RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - CAD ($)	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Amounts payable to related parties	$ 15,000	$ 31,467
Directors [Member]
Statement [Line Items]
Amounts payable to related parties	15,000	11,250
Oniva International Services Corp. [Member] | Cost-sharing agreement [Member]
Statement [Line Items]
Amounts payable to related parties		$ 20,217